SCUDDER
                                                                     INVESTMENTS


Scudder Japanese Equity Fund

Supplement to the currently effective prospectus

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The following revises "The portfolio managers" section of the prospectus:

The following people are responsible for the management of the fund. Mr. Iwai is the fund's Portfolio Manager and is responsible for the day-to-day management of the fund. Mr. Lenihan and Mr. Griffen act as consultants, and are principally responsible for developing and recommending a model portfolio that is implemented by Mr. Iwai.

  Katsuhiro Iwai                           Timothy S. Griffen
  CFA, Assistant Vice President of         Chief Investment Officer of Deutsche
  Deutsche Asset Management and            Trust Bank and Consultant to the
  Portfolio Manager of the fund.           Portfolio Manager of the fund.
   o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
     in 2004.                                 in 1997, and Deutsche Trust Bank
   o Previously served as an investment       in 2002.
     analyst advising corporate pension     o Over 17 years of investment
     funds on their strategic asset           industry experience.
     allocation and management structure    o Previously served as a portfolio
     for UFJ Trust Bank (formerly Toyo        manager responsible for investing
     Trust & Banking) for the four years      in Japanese and Pacific Basin
     prior to joining Deutsche Asset          equities for Draycott Partners and
     Management.                              CIGNA International, Tokyo, for
   o MBA, Cornell University, Chartered       the 11 years prior to joining
     Member of the Security Analysts          Deutsche Asset Management.
     Association of Japan.                  o MBA, University of South Carolina.

  Sean Lenihan
  Director of Deutsche Trust Bank and
  Lead Consultant to the Portfolio
  Manager of the fund.
   o Joined Deutsche Asset Management in
     2001, and Deutsche Trust Bank
     in 2002.
   o Over 16 years of investment
     experience in Japanese equities.
   o Previously served as a Japanese
     large cap equity analyst, a
     Japanese small/medium cap fund
     manager and deputy general manager
     for Schroder Investment Management
     (Japan) Ltd., as a marketing
     executive for Yasuda Trust &
     Banking Company, Japan, and as a
     member of the Japanese equity sales
     team for Nomura Securities, London
     for the 14 years prior to joining
     Deutsche Asset Management.
   o MA, Cambridge University.


               Please Retain This Supplement for Future Reference



October 22, 2004